Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) EXECUTIVEEMPLOYEE	Dec. 31, 2021 USD ($)	Sep. 14, 2022	Jan. 01, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful debts on accounts receivable current	$ 0	$ 0
Impairment of long lived assets held for use	0	0
Product warranty liability current	0	0
Operating Lease Liability	3,300			$ 3,300
Restricted cash included in other assets	$ 56	0
Incremental borrowing rate	7.90%			7.90%
Operating lease right-of-use asset, net	$ 2,751	$ 0		$ 3,100
Decrease to retained earnings				154
Deferred rent				240
Recapitalization exchange ratio			1.4559
Number of executive employees of parent sharing facilities costs (in executive employees) | EXECUTIVEEMPLOYEE	2
Prepaid rent				$ 43
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Summary of Significant Accounting Policies [Line Items]
Assets, Fair Value Disclosure	$ 69,400
Major Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	24.00%	56.00%
Major Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	20.00%	24.00%
Major Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.00%
Major Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	88.00%
Major Customer Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%
Major Customer Five [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		96.00%